Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	(Unaudited)	(Audited)
	June 30, 2023	December 31, 2022
	USD	USD

Trade receivables	4,904,201	8,279,582
Prepayments	138,251	113,036
Advances paid for content and service providers	2,799,254	1,745,561
Other receivables	1,697,751	1,117,162
Other financial assets	5,266	17,947
Allowance for estimated credit losses	(606,298)	(951,455)
	8,938,425	10,321,833

Schedule of Ageing Analysis of Unimpaired Trade Receivables	At June 30, 2023 and December 31, 2022, the ageing analysis of unimpaired trade receivables is as follows:
		Neither past	Past due but not impaired
	Total	due nor impaired	30-60 days	60-90 days	90-120 days	>120 days
	USD	USD	USD	USD	USD	USD
June 30, 2023 (Unaudited)	4,297,903	2,375,736	1,257,379	483,904	180,884	-
December 31, 2022 (Audited)	7,328,127	5,452,577	612,213	788,516	77,116	397,705